Note 10 - Income Taxes	12 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Income Tax Disclosure [Text Block]
10.	Income Taxes

The entities within the Company file separate tax returns in the respective tax jurisdictions in which they operate.

Cayman Islands

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholding tax in the Cayman Islands.

British Virgin Islands (“BVI”)

Under the current laws of BVI, the Company’s subsidiaries incorporated in BVI are not subject to tax on income or capital gains. Additionally, upon payments of dividends by these BVI companies to respective shareholders, no BVI withholding tax will be imposed.

Hong Kong

Under the current HK tax laws, before April 1, 2018, the income tax rate of Hong Kong was 16.5%. Effective from April 1, 2018, a two-tier corporate income tax system was officially implemented in Hong Kong, which is 8.25% for the first HK$2.0 million profits, and 16.5% for the subsequent profits. Under the HK tax laws, it is exempted from the Hong Kong income tax on its foreign-derived income. In addition, payments of dividends from Hong Kong subsidiaries to the Company are not subject to any Hong Kong withholding tax.

For each years ended June 30, 2023, 2024 and 2025, the Company’s income before tax from continuing operations consisted of:

	Years Ended June 30,
	2023	2024	2025
	US$	US$	US$

HK	(3,161)	(765)	(5,673)

For each year ended June 30, 2023, 2024 and 2025, the Company’s income tax benefit from continuing operations consisted of:

	Years Ended June 30,
	2023	2024	2025
	US$	US$	US$
Income tax expenses
- Current year	-	-	-
- Prior year	-	-	117
	-	-	117

A reconciliation of the income tax expense determined at the HK statutory income tax rate to the Company’s actual income tax expense is as follows:

	Years Ended June 30,
	2023	2024	2025
	US$	US$	US$

Income before income tax expense	(3,161)	(765)	(5,673)
HK statutory income tax rate	16.5%	16.5%	16.5%
Income tax at HK statutory income tax rate	-	-	-
Tax effect of prior-year tax filing difference	-	-	117
Income tax expense	-	-	117

The Company’s deferred tax liabilities were recorded as a result of recognition of the identifiable intangible assets acquired from various acquisition transactions. As of June 30, 2024 and 2025, there was no deferred tax liabilities.

Total net operating losses (NOLs) carryforwards of the Company’s subsidiaries in Hong Kong are US$5,545 and US$8,074 as of June 30, 2024 and 2025, respectively. The NOLs of the Company’s subsidiaries in Hong Kong can be carried forward indefinitely. The Company’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax laws. As of June 30, 2024 and 2025, the Company’s recorded nil and nil deferred tax assets related to the NOLs.